SUBSEQUENT EVENTS - Narrative (Details) $ in Thousands, shares in Millions	1 Months Ended		2 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($) m³ shares	Jan. 31, 2023 USD ($) $ / MMBTU	Feb. 28, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 kr / shares	Jan. 01, 2023	Dec. 31, 2021 USD ($)	Jul. 12, 2018
Subsequent events:
Underutilization liability				$ 35,806				$ 0
New Fortress Energy (NFE)
Subsequent events:
Proceeds for shares issued				$ 625,600
Golar Hilli LLC | Golar LNG Limited | Series A Special Units
Subsequent events:
Percentage ownership by wholly owned subsidiary									89.10%
Golar Hilli LLC | Golar LNG Limited | Series B Special Units
Subsequent events:
Percentage ownership by wholly owned subsidiary									89.10%
Golar Hilli LLC | Golar LNG Limited | Hilli Common Units
Subsequent events:
Percentage ownership by wholly owned subsidiary									44.60%
Subsequent Event
Subsequent events:
Underutilization liability					$ 35,800
Subsequent Event | Hilli LLC
Subsequent events:
Payments to acquire investments	$ 100,000
Subsequent Event | Golar Hilli LLC | Golar LNG Limited | Series B Special Units
Subsequent events:
Percentage ownership by wholly owned subsidiary							89.10%
Subsequent Event | Golar Hilli LLC | Base tolling fees | Golar LNG Limited | Hilli Common Units
Subsequent events:
Percentage ownership by wholly owned subsidiary							94.60%
Subsequent Event | Golar Hilli LLC | Gas linked tolling fees | Golar LNG Limited | Series B Special Units
Subsequent events:
Percentage ownership by wholly owned subsidiary							95.00%
Subsequent Event | Golar Hilli LLC | Gas linked tolling fees | Golar LNG Limited | Hilli Common Units
Subsequent events:
Percentage ownership by wholly owned subsidiary							5.00%
Subsequent Event | Golar Hilli LLC | Oil linked tolling fees | Golar LNG Limited | Series A Special Units
Subsequent events:
Percentage ownership by wholly owned subsidiary							89.10%
Subsequent Event | MK II FLNG
Subsequent events:
Vessel size (in cbm) | m³	148,000
Payments for deposits	$ 5,000
Contractual obligation	$ 78,000		$ 78,000
Subsequent Event | Hilli LLC
Subsequent events:
Percentage of common stock outstanding	50.00%
Subsequent Event | New Fortress Energy (NFE)
Subsequent events:
Sale of NFE common stock (in shares) | shares			1.2
Proceeds for shares issued			$ 45,600
Subsequent Event | New Fortress Energy (NFE) | New Fortress Energy (NFE)
Subsequent events:
Sale of NFE common stock (in shares) | shares	4.1
Subsequent Event | Cool Company
Subsequent events:
Sale of NFE common stock (in shares) | shares	4.5
Proceeds for shares issued	$ 55,800
Sale of stock (in USD/NOK per share) | kr / shares						kr 130
Subsequent Event | March-Dec 2023 TTF linked commodity swaps
Subsequent events:
Percentage of unwound instruments		100.00%
Underlying derivative | $ / MMBTU		21.80
Gain on derivative (in USD per millions of BTU) | $ / MMBTU		28.20
Gain on derivative		$ 75,800
Subsequent Event | Jan-Dec 2024 TTF linked commodity swaps
Subsequent events:
Percentage of unwound instruments		50.00%
Underlying derivative | $ / MMBTU		20.55
Gain on derivative (in USD per millions of BTU) | $ / MMBTU		30.65
Gain on derivative		$ 49,500
Derivative, Gain, Statement of Income or Comprehensive Income [Extensible Enumeration]		Realized and unrealized gain/(loss) on oil and gas derivative instruments